Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year)
PROVIDENT BANK 401(k) PLAN
Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year)
(EIN: 22-1211130 Plan Number: 004)
December 31, 2025

Identity of issuer		Description of investment	Cost	Current Value
*	Principal Life Insurance Company	Insurance Company General Account
		Principal Fixed Income Guarantee Option at contract value	(a)	11,564,827
	Reliance Trust Company	Common/Collective Trust
		MetLife SV Fund Ser 25053 CI 0	(a)	2,390,022
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2005 Trust	(a)	131,677
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2010 Fund	(a)	704,225
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2015 Trust	(a)	1,283,366
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2020 Trust	(a)	10,445,491
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2025 Trust	(a)	20,991,478
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2030 Trust	(a)	37,792,274
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2035 Trust	(a)	18,351,654
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2040 Trust	(a)	18,500,932
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2045 Trust	(a)	16,535,985
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2050 Trust	(a)	13,680,388
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2055 Trust	(a)	8,977,356
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2060 Trust	(a)	3,135,796
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2065 Trust	(a)	1,883,019
	T. Rowe Price Associates, Inc.	Common/Collective Trust
		Retirement 2070 Trust	(a)	1,687
	Columbia Management Advisors	Common/Collective Trust
		Columbia Tr Div Inc Inst 300	(a)	11,529,177
	MFS Investment Management	Common/Collective Trust
		MFS Mid-Cap Growth FD CI CT	(a)	6,564,263
	T. Rowe Price Associates, Inc.	Registered Investment Company
		T. Rowe Price Mid Cap Value	(a)	3,613,606
	JP Morgan Investment Mgmt Inc	Registered Investment Company
		JP Morgan US Equity A Fund	(a)	8,707,087
	Mainstay	Registered Investment Company
		NYLI Winslow Large Cap Growth I Fund	(a)	24,155,215
PROVIDENT BANK 401(k) PLAN
Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year)
(EIN: 22-1211130 Plan Number: 004)
December 31, 2025

	Dodge & Cox	Registered Investment Company
		Dodge & Cox Income X Fund	(a)	4,622,126
	American Funds Service Company	Registered Investment Company
		American Funds Europacific Growth	(a)	7,026,820
	Fidelity Management & Research	Registered Investment Company
		Fidelity US Bond Index Fund	(a)	3,425,386
	Fidelity Management & Research	Registered Investment Company
		Fidelity Glb Ex US Index Fund	(a)	3,469,171
	Fidelity Management & Research	Registered Investment Company
		Fidelity Mid Cap Index Fund	(a)	3,763,825
	Fidelity Management & Research	Registered Investment Company
		Fidelity Small Cap Index Fund	(a)	3,566,329
	Fidelity Management & Research	Registered Investment Company
		Fidelity 500 Index Fund	(a)	29,280,259
	Wells Fargo	Registered Investment Company
		Allspring Spl Small Cap Value Fund	(a)	1,539,590
	Wasatch Funds	Registered Investment Company
		Wasatch Core Growth Fund	(a)	975,279
*	Provident Financial Services, Inc.	Common Stock	(a)	71,066,375
*	Notes receivable from participants (b)		0	5,249,721
	Total			$354,924,406
*	A party-in-interest as defined by ERISA.
	(a) The cost of participant-directed investments is not required to be disclosed.
	(b) As of December 31, 2025, the interest rate ranged from 4.25% to 9.50%

See accompanying Report of Independent Auditors' Report.